Deposits from central banks and credit institutions (Tables)	12 Months Ended
Dec. 31, 2025
Deposits From Central Banks And Credit Institutions [Abstract]
Schedule of deposits from central banks and credit institutions
The detail, by classification, counterparty, type and currency, of 'Deposits from central banks' and 'Deposits from credit institutions' in the consolidated balance sheets is as follows:

EUR million
	2025	2024	2023
CENTRAL BANKS
Classification
Financial liabilities held for trading	12,385	13,300	7,808
Financial liabilities designated at fair value through profit or loss	3,086	1,774	1,209
Financial liabilities at amortized cost	18,542	24,882	48,782
	34,013	39,956	57,799
Type
Deposits on demand	856	405	117
Time deposits	14,709	18,488	43,853
Reverse repurchase agreements	18,448	21,063	13,829
	34,013	39,956	57,799
CREDIT INSTITUTIONS
Classification
Financial liabilities held for trading	27,058	26,284	17,862
Financial liabilities designated at fair value through profit or loss	1,424	1,625	1,735
Financial liabilities at amortized cost	74,692	90,012	81,246
	103,174	117,921	100,843
Type
Deposits on demand	5,005	6,657	5,468
Time deposits	42,718	54,716	54,402
Reverse repurchase agreements	55,186	56,273	40,689
Subordinated deposits	265	275	284
	103,174	117,921	100,843
Currency
Euro	54,588	53,779	53,921
Pound sterling	13,625	21,853	27,697
US dollar	43,466	57,992	49,447
Brazilian real	6,783	7,459	7,997
Other currencies	18,725	16,794	19,580
TOTAL	137,187	157,877	158,642